Form N-CSR Cover	6 Months Ended
Mar. 31, 2026
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Funds V
Entity Central Index Key	0001738078
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026